PROPERTY, PLANT AND EQUIPMENT - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
PROPERTY, PLANT AND EQUIPMENT
Depreciation, Depletion and Amortization	$ 7,879	$ 8,217	$ 8,752
Property Plant And Equipment Pledged For Short Term Loans	939	0
Property Plant And Equipment Pledged For Long Term Loans	1,467	2,870
Property Plant And Equipment Pledged For Line Of Credit	$ 3,018	$ 3,121